Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments	SEGMENTS
The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (Chairman, President and Chief Executive Officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.
Certain transactions between the segments are recorded to other (income) and expense and are reflected in segment profit. The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources, Chief Information Office, and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.
The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on segment profit. The chief operating decision maker (CODM) considers budget-to-actual results of segment profit, both when evaluating the performance of and allocating resources to each of the segments as well as in developing certain compensation recommendations. The CODM reviews segment revenue, cost, and profit information related to each segment, which is included in the tables below, but does not regularly review assets by segment and therefore, such information is not presented.
Management System Segment View

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing (1)	Segments
2025
Revenue	$29,962	$21,055	$15,718	$737	$67,472
Segment cost	4,951	15,134	6,502	403	26,990
Other expense and (income) (2)	15,091	3,457	5,757	(187)	24,118
Segment profit	9,920	2,464	3,458	521	16,364
Revenue year-to-year change	10.6%	1.8%	12.1%	3.3%	7.9%
Segment profit year-to-year change	14.2%	20.0%	41.2%	49.6%	20.9%
Segment profit margin	33.1%	11.7%	22.0%	70.7%	24.3%
2024
Revenue	$27,085	$20,692	$14,020	$713	$62,510
Segment cost	4,428	15,103	6,201	372	26,103
Other expense and (income) (2)	13,974	3,535	5,369	(6)	22,872
Segment profit	8,684	2,054	2,450	348	13,535
Revenue year-to-year change	8.3%	(0.9)%	(3.9)%	(3.7)%	2.1%
Segment profit year-to-year change	15.8%	(3.6)%	(13.4)%	(6.6)%	5.5%
Segment profit margin	32.1%	9.9%	17.5%	48.8%	21.7%
2023
Revenue	$25,011	$20,884	$14,593	$741	$61,229
Segment cost	4,289	15,297	6,406	384	26,376
Other expense and (income) (2)	13,222	3,458	5,359	(16)	22,023
Segment profit	7,499	2,130	2,828	373	12,829
(1)Refer to “Other Reportable Segment Items” section below for additional information on financing interest income and expense.
(2)Other expense and (income) by segment primarily includes:
Software - SG&A expense, R&D expense
Consulting - SG&A expense
Infrastructure - R&D expense, SG&A expense, Other expense, IP and custom development income
Financing - Intercompany financing net other income which reflects IBM Z product cycle dynamics, SG&A expense
Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2025	2024	2023
Revenue
Total reportable segments	$67,472	$62,510	$61,229
Other—divested businesses	(2)	35	397
Other revenue (1)	65	207	235
Total revenue	$67,535	$62,753	$61,860

($ in millions)
For the year ended December 31:	2025	2024	2023
Pre-tax income from continuing operations
Total reportable segment profit	$16,364	$13,535	$12,829
Amortization of acquired intangible assets	(2,166)	(1,830)	(1,627)
Acquisition-related charges	(154)	(122)	(33)
Non-operating retirement-related (costs)/income (2)	(65)	(3,457)	39
Stock-based compensation (3)	(1,685)	(1,311)	(1,133)
Net interest excluding the Financing segment	(1,312)	(984)	(973)
Workforce rebalancing charges (3)	(653)	(692)	(435)
Other—divested businesses (4)	(33)	234	83
Unallocated corporate amounts and other (5)	31	425	(59)
Total pre-tax income from continuing operations	$10,328	$5,797	$8,690
(1)Includes reduction in revenue for the estimated residual value less related unearned income on sales-type leases, which reflects the z17 launch in June 2025. Refer to note A, "Significant Accounting Policies," for additional information.
(2)2024 includes the impact of pension settlement charges of $3.1 billion. Refer to note U, “Retirement-Related Benefits,” for additional information.
(3)Excludes certain acquisition-related charges.
(4)2024 includes a gain from the divestiture of The Weather Company assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(5)2024 includes a gain from the sale of certain QRadar SaaS assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.
Other Reportable Segment Items
To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment. Depreciation expense in the table below is presented consistently with this ownership view. However, from a segment profit perspective, depreciation expense is allocated to each user segment. Therefore, there is no precise correlation between the depreciation expense presented below and segment profit.
Financing interest income reflects the income associated with Financing's external client transactions. Financing interest expense reflects the expense associated with intercompany loans set to substantially match the term, currency and interest rate variability underlying the financing receivables and secured borrowings both supporting Financing’s external client transactions. These secured borrowings are included in note O, “Borrowings.” Financing segment cost primarily reflects the cost of financing presented in IBM’s Consolidated Income Statement. Intercompany financing activities are recorded to other (income) and expense and are reflected in segment profit. These intercompany transactions are eliminated in IBM’s consolidated financial results.
Management System Segment View

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2025
Depreciation/amortization of non-acquired intangibles	$532	$78	$1,130	$3	$1,743
Interest Income	—	—	—	705	705
Interest Expense	—	—	—	365	365
2024
Depreciation/amortization of non-acquired intangibles	$495	$100	$1,103	$9	$1,708
Interest Income	—	—	—	681	681
Interest Expense	—	—	—	369	369
2023
Depreciation/amortization of non-acquired intangibles	$510	$109	$1,018	$8	$1,646
Interest Income	—	—	—	680	680
Interest Expense	—	—	—	298	298
Immaterial Items
The resulting gains and (losses) from equity method investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.
Major Clients
No single client represented 10 percent or more of the company’s total revenue in 2025, 2024 or 2023.
Geographic Information
The following tables provide information for those countries that are 10 percent or more of the specific category.
Revenue (1)

($ in millions)
For the year ended December 31:	2025	2024	2023
United States	$26,892	$25,144	$25,309
Other countries	40,643	37,609	36,551
Total revenue	$67,535	$62,753	$61,860
(1)Revenues are attributed to countries based on the location of the client.
Plant and Other Property–Net (1)

($ in millions)
At December 31:	2025	2024	2023
United States	$4,097	$4,009	$3,466
Other countries	1,797	1,717	2,027
Total	$5,894	$5,726	$5,492
(1)Excludes rental machines.
Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2025	2024	2023
United States	$1,016	$1,154	$1,249
India	428	365	218
Japan	258	324	340
Other countries	1,426	1,355	1,413
Total	$3,129	$3,197	$3,220
Revenue by Classes of Similar Products or Services
The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, SaaS, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2025	2024	2023
Software
Software	$26,493	$24,055	$22,409
Services	3,444	3,002	2,562
Systems	25	29	40
Consulting
Services	$20,801	$20,277	$20,515
Software	169	324	272
Systems	85	91	98
Infrastructure
Servers	$5,410	$3,693	$4,253
Maintenance	3,926	3,951	4,138
Storage	2,371	2,360	2,081
Services	2,216	2,262	2,463
Software	1,795	1,753	1,658
Financing
Financing	$705	$681	$680
Used equipment sales	32	32	60